Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Average Life Expectancy Assumed
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2042 for an individual then at the age of 60 is as follows:

		UK		US

	Male Years	Female Years	Male Years	Female Years

Current	27.3	28.2	27.3	28.6

Projected for 2042	28.5	29.5	28.8	30.1

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World

	2022 % pa	2021 % pa	2020 % pa	2022 % pa	2021 % pa	2020 % pa	2022 % pa	2021 % pa	2020 % pa

Rate of increase of future earnings	n/a	2.00	2.00	n/a	n/a	n/a	3.40	2.90	2.60

Discount rate	4.80	2.00	1.40	5.30	2.70	2.30	3.40	1.10	0.60

Expected pension increases	3.10	3.20	2.80	n/a	n/a	n/a	2.40	2.30	2.10

Cash balance credit/conversion rate	n/a	n/a	n/a	3.90	2.00	1.90	0.80	0.20	0.10

Inflation rate	3.10	3.20	2.80	2.50	2.25	2.00	2.30	1.90	1.30

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2022 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits

2022	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	13	7	126	146	22

Past service cost	6	–	–	6	–

Net interest cost	(11)	20	9	18	32

Gains from settlements	–	–	(22)	(22)	–

Expenses	14	21	–	35	(1)

	22	48	113	183	53

Remeasurement gains/(losses) recorded in the statement of comprehensive income (1)	(1,169)	36	261	(872)	228

				Pensions	Post-retirement benefits

2021 (2)	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	53	9	119	181	17

Past service cost/(credit)	27	2	(10)	19	(3)

Net interest (income)/cost	3	18	7	28	22

Gains from settlements	–	–	(2)	(2)	–

Expenses	15	12	2	29	–

	98	41	116	255	36

Remeasurement gains/(losses) recorded in the statement of comprehensive income	572	98	186	856	68

				Pensions	Post-retirement benefits

2020 (2)	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	58	72	125	255	22

Past service cost/(credit)	93	(49)	1	45	(53)

Net interest (income)/cost	3	23	8	34	36

Gains from settlements	–	12	(7)	5	(6)

Expenses	9	–	–	9	–

	163	58	127	348	(1)

Remeasurement losses recorded in the statement of comprehensive income	51	(96)	(45)	(90)	(73)

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits
A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2022 £m	2021 £m	2020 £m

Recognised in Other non-current assets:

Pension schemes in surplus	229	741	183

Recognised in Pensions and other post-employment benefits:

Pension schemes in deficit	(1,585)	(1,870)	(2,287)

Post-retirement benefits	(994)	(1,243)	(1,363)

	(2,579)	(3,113)	(3,650)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2022		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	1,351	437	371	2,159

	– unlisted	–	–	2	2

Multi-asset funds		1,101	–	–	1,101

Property:	– listed	–	–	19	19

	– unlisted	464	140	1	605

Corporate bonds:	– listed	1,692	779	124	2,595

	– unlisted	–	–	15	15

Government bonds:	– listed	4,048	723	558	5,329

Insurance contracts		1,003	–	691	1,694

Other (liabilities)/assets		(645)	181	89	(375)

Fair value of assets		9,014	2,260	1,870	13,144

Present value of scheme obligations		(9,117)	(3,030)	(2,353)	(14,500)

Net surplus/(obligation)		(103)	(770)	(483)	(1,356)

Included in Other non-current assets		109	–	120	229

Included in Pensions and other post-employment benefits		(212)	(770)	(603)	(1,585)

		(103)	(770)	(483)	(1,356)

Actual return on plan assets		(4,710)	(253)	(550)	(5,513)

At 31 December 2021		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	3,954	522	731	5,207

	– unlisted	–	–	4	4

Multi-asset funds		1,415	–	–	1,415

Property:	– listed	–	–	68	68

	– unlisted	502	154	1	657

Corporate bonds:	– listed	1,503	975	140	2,618

	– unlisted	–	–	15	15

Government bonds:	– listed	5,054	724	984	6,762

Insurance contracts		1,334	–	917	2,251

Other (liabilities)/assets		(130)	149	72	91

Fair value of assets		13,632	2,524	2,932	19,088

Asset ceiling restrictions		–	–	(26)	(26)

Present value of scheme obligations		(13,299)	(3,248)	(3,644)	(20,191)

Net surplus/(obligation)		333	(724)	(738)	(1,129)

Included in Other non-current assets		606	–	135	741

Included in Pensions and other post-employment benefits		(273)	(724)	(873)	(1,870)

		333	(724)	(738)	(1,129)

Actual return on plan assets		541	97	48	686

At 31 December 2020		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	2,686	539	686	3,911

	– unlisted	–	–	5	5

Multi-asset funds		2,075	–	–	2,075

Property:	– listed	–	–	57	57

	– unlisted	447	136	2	585

Corporate bonds:	– listed	1,113	1,066	154	2,333

	– unlisted	–	–	20	20

Government bonds:	– listed	6,055	758	999	7,812

Insurance contracts		1,409	–	988	2,397

Other (liabilities)/assets		(203)	136	78	11

Fair value of assets		13,582	2,635	2,989	19,206

Present value of scheme obligations		(13,858)	(3,445)	(4,007)	(21,310)

Net surplus/(obligation)		(276)	(810)	(1,018)	(2,104)

Included in Other non-current assets		77	–	106	183

Included in Pensions and other post-employment benefits		(353)	(810)	(1,124)	(2,287)

		(276)	(810)	(1,018)	(2,104)

Actual return on plan assets		1,092	159	177	1,428

Summary of Movements in Fair Values of Assets

				Pensions	Post-retirement benefits

Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m

Assets at 1 January 2020	12,981	2,789	2,662	18,432	–

Exchange adjustments	–	(86)	138	52	–

Interest income	256	87	29	372	–

Expenses	(9)	(12)	–	(21)	–

Settlements and curtailments	–	–	(20)	(20)	–

Remeasurement	836	72	148	1,056	–

Employer contributions	156	33	124	313	105

Scheme participants’ contributions	3	–	18	21	18

Benefits paid	(641)	(248)	(110)	(999)	(123)

Assets at 31 December 2020	13,582	2,635	2,989	19,206	–

Exchange adjustments	–	31	(184)	(153)	–

Interest income	187	57	18	262	–

Expenses	(15)	(12)	–	(27)	–

Settlements and curtailments	–	–	(7)	(7)	–

Remeasurement	354	40	30	424	–

Employer contributions	139	40	133	312	105

Scheme participants’ contributions	3	–	24	27	15

Benefits paid	(618)	(267)	(97)	(982)	(120)

Assets at 31 December 2021	13,632	2,524	2,906	19,062	–

Exchange adjustments	–	286	122	408	–

Interest income	271	71	28	370	–

Expenses	(14)	(21)	–	(35)	–

Settlements and curtailments	–	–	(8)	(8)	–

Remeasurement	(4,981)	(324)	(578)	(5,883)	–

Employer contributions	755	50	114	919	117

Scheme participants’ contributions	–	–	15	15	18

Transfer to assets held for sale/distribution	–	–	(624)	(624)	–

Benefits paid	(649)	(326)	(105)	(1,080)	(135)

Assets at 31 December 2022	9,014	2,260	1,870	13,144	–

Summary of Movements in Defined Benefit Obligations

				Pensions	Post-retirement benefits

Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m

Obligations at 1 January 2020	(13,293)	(3,506)	(3,554)	(20,353)	(1,418)

Exchange adjustments	–	118	(188)	(70)	36

Disposals	–	–	–	–	9

Service cost	(61)	(83)	(147)	(291)	(36)

Past service cost	(98)	56	(1)	(43)	55

Interest cost	(259)	(110)	(39)	(408)	(39)

Settlements and curtailments	–	–	38	38	7

Remeasurement	(785)	(168)	(208)	(1,161)	(82)

Scheme participants’ contributions	(3)	–	(18)	(21)	(18)

Benefits paid	641	248	110	999	123

Obligations at 31 December 2020	(13,858)	(3,445)	(4,007)	(21,310)	(1,363)

Exchange adjustments	–	(40)	258	218	4

Service cost	(56)	(9)	(151)	(216)	(29)

Past service cost	(28)	(2)	25	(5)	(12)

Interest cost	(190)	(76)	(23)	(289)	(26)

Settlements and curtailments	–	–	17	17	–

Remeasurement	218	57	164	439	78

Scheme participants’ contributions	(3)	–	(24)	(27)	(15)

Benefits paid	618	267	97	982	120

Obligations at 31 December 2021	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)

Exchange adjustments	–	(371)	(124)	(495)	(125)

Service cost	(13)	(7)	(126)	(146)	(22)

Past service cost	(6)	–	–	(6)	–

Interest cost	(260)	(91)	(37)	(388)	(32)

Settlements and curtailments	–	–	29	29	–

Remeasurement	3,812	360	839	5,011	228

Scheme participants’ contributions	–	–	(15)	(15)	(18)

Transfer to assets held for sale/distribution	–	–	621	621	83

Benefits paid	649	326	105	1,080	135

Obligations at 31 December 2022	(9,117)	(3,031)	(2,352)	(14,500)	(994)

Summary of Net Defined Benefit Liability
The movement in the net defined benefit liability is as follows:

	2022 £m	2021 £m	2020 £m

At 1 January	(1,129)	(2,104)	(1,921)

Exchange adjustments	(87)	65	(18)

Service cost	(146)	(216)	(291)

Past service cost	(6)	(5)	(43)

Interest cost	(18)	(27)	(36)

Settlements and curtailments	21	10	18

Remeasurements:

Return on plan assets, excluding amounts included in interest	(5,883)	424	1,056

(Loss)/gain from change in demographic assumptions	92	(62)	69

Gain/(loss) from change in financial assumptions	5,868	716	(1,340)

Experience (loss)/gain	(949)	(215)	110

Employer contributions	919	312	313

Transfer to assets held for sale/distribution	(3)	–	–

Expenses	(35)	(27)	(21)

At 31 December	(1,356)	(1,129)	(2,104)

Summary of Defined Benefit Pension Obligation Analysed by Membership Category
The defined benefit pension obligation analysed by membership category is as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Active	1,390	4,196	4,660

Retired	8,540	11,115	11,257

Deferred	4,570	4,880	5,393

	14,500	20,191	21,310

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category	The post-retirement benefit obligation analysed by membership category is as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Active	306	494	551

Retired	688	748	808

Deferred	–	1	4

	994	1,243	1,363

Summary of Weighted Average Duration of Defined Benefit Obligation	The weighted average duration of the defined benefit obligation is as follows:

	2022 years	2021 years	2020 years

Pension benefits	12	15	16

Post-retirement benefits	10	12	12

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs
The effect of changes in assumptions used on the benefit obligations and on the 2023 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m

Discount rate

(Decrease)/increase in annual pension cost	(19)	19

Increase/(decrease) in annual post-retirement benefits cost	1	(1)

(Decrease)/increase in pension obligation	(400)	424

(Decrease)/increase in post-retirement benefits obligation	(21)	21

	0.75% increase £m	0.75% decrease £m

(Decrease)/increase in annual pension cost	(60)	52

Increase/(decrease) in annual post-retirement benefits cost	2	(3)

(Decrease)/increase in pension obligation	(1,147)	1,341

(Decrease)/increase in post-retirement benefits obligation	(61)	70

	0.25% increase £m	0.25% decrease £m

Inflation rate

Increase/(decrease) in annual pension cost	17	(15)

Increase/(decrease) in pension obligation	301	(290)

	0.75% increase £m	0.75% decrease £m

Increase/(decrease) in annual pension cost	50	(43)

Increase/(decrease) in pension obligation	945	(827)

1 year increase £m

Life expectancy

Increase in annual pension cost	22

Increase in annual post-retirement benefits cost	2

Increase in pension obligation	432

Increase in post-retirement benefits obligation	34

1% increase £m

Rate of future healthcare inflation

Increase in annual post-retirement benefits cost	1

Increase in post-retirement benefits obligation	25

Defined benefit pension and post-retirement healthcare scheme. [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans

Pension and other post-employment costs	2022 £m	2021 (a) £m	2020 (a) £m

UK pension schemes	114	185	239

US pension schemes	48	40	58

Other overseas pension schemes	154	153	170

Unfunded post-retirement healthcare schemes	53	37	(1)

	369	415	466

Analysed as:

Funded defined benefit/hybrid pension schemes	152	231	318

Unfunded defined benefit pension schemes	31	23	30

Unfunded post-retirement healthcare schemes	53	37	(1)

Defined benefit schemes	236	291	347

Defined contribution pension schemes	133	124	119

	369	415	466

Post-retirement benefits [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans
The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2022 £m	2021 (a) £m	2020 (a) £m

Cost of sales	104	106	128

Selling, general and administration	90	136	167

Research and development	42	49	52

	236	291	347

(a)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

Summary of Net Defined Benefit Liability
The remeasurements included within post-retirement benefits are detailed below:

	2022 £m	2021 £m	2020 £m

Gain from change in demographic assumptions	21	19	7

Gain/(loss) from change in financial assumptions	219	35	(93)

Experience gains	(12)	24	4

	228	78	(82)